Shareholder Fees - FidelitySAIConvertibleArbitrageFund-PRO	Mar. 30, 2024 USD ($)
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund
Shareholder Fees:
(fees paid directly from your investment)	none